USAA                         USAA INVESTMENT TRUST
EAGLE                      Cornerstone Strategy Fund
LOGO
                        SUPPLEMENT DATED AUGUST 28, 1998
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 1997

Page 23 of the Prospectus under the heading "PORTFOLIO MANAGERS" is amended to reflect the following change.

PORTFOLIO MANAGERS

After 24 years of service with USAA Investment Management Company, Harry W. Miller, the Fund's asset allocation manager and portfolio manager of the Fund's Basic Value Stocks category, is retiring.

R. David Ullom, Assistant Vice President of Equity Investments, is the Fund's asset allocation manager and portfolio manager of the Basic Value Stocks category. He has 23 years investment management experience and has worked for us for 12 years. Mr. Ullom earned the Chartered Financial Analyst designation in 1980 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Washington University, Missouri, and a BS from Oklahoma State University.

                                                                     32965-0898

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USAA                         USAA INVESTMENT TRUST
EAGLE                     Growth and Tax Strategy Fund
LOGO
                        SUPPLEMENT DATED AUGUST 28, 1998
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 1997

Pages 12-13 of the Prospectus under the heading "Portfolio Managers" is amended to reflect the following change.

Portfolio Managers

After 24 years of service with USAA Investment Management Company, Harry W. Miller, the portfolio manager of the Fund's Blue Chip Stocks category, is retiring.

Patrick O'Hare, Assistant Vice President of Equity Investments, is the portfolio manager of the Fund's Blue Chip Stocks category. He has five years investment management experience and has worked for us for five years. Mr. O'Hare earned the Chartered Financial Analyst designation in 1996 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the Wharton School, University of Pennsylvania and a BBA from the University of Oklahoma.

                                                                     32967-0898
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